Income Taxes (Income Tax Expense for Continuing Operations Including Noncontrolling Interests) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal		$ (1)	$ (155)	$ (24)
State		(26)	85	75
Total current expense (benefit)		(27)	(70)	51
Deferred:
Federal 2017 Tax Reform Act impact	$ (851)	(851)
Taxes before operating loss carryforwards and investment tax credits		739	1,050	384
Tax utilization expense (benefit) of operating loss carryforwards		174	(161)	539
Investment tax credits		(200)	(248)	(134)
State		132	50	66
Total deferred expense (benefit)		(6)	691	855
Investment tax credit-gross deferral		5	35
Investment tax credit-amortization		(2)	(1)	(1)
Total income tax expense (benefit)		(30)	655	905
Virginia Electric and Power Company
Current:
Federal		432	168	316
State		73	90	92
Total current expense (benefit)		505	258	408
Deferred:
Federal 2017 Tax Reform Act impact	(93)	(93)
Taxes before operating loss carryforwards and investment tax credits		319	435	154
Tax utilization expense (benefit) of operating loss carryforwards		4	(2)	96
Investment tax credits		(23)	(25)	(11)
State		59	27	13
Total deferred expense (benefit)		266	435	252
Investment tax credit-gross deferral		5	35
Investment tax credit-amortization		(2)	(1)	(1)
Total income tax expense (benefit)		774	727	659
Dominion Energy Gas Holdings, LLC
Current:
Federal		16	(27)	90
State		8	4	30
Total current expense (benefit)		24	(23)	120
Deferred:
Federal 2017 Tax Reform Act impact	$ (197)	(197)
Taxes before operating loss carryforwards and investment tax credits		199	239	156
Tax utilization expense (benefit) of operating loss carryforwards		5	(2)	6
State		20	1	1
Total deferred expense (benefit)		27	238	163
Total income tax expense (benefit)		$ 51	$ 215	$ 283